Net (loss) income per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of share option	8,076,339	14,060,031	0
Huya 2017 Share Incentive Plan [Member] | Equity Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of share option			12,514,387
Huya 2017 Share Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dilutive effect of share option			1,811,028